ORGANIZATION AND OPERATIONS OF THE COMPANY	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND OPERATIONS OF THE COMPANY
ORGANIZATION AND OPERATIONS OF THE COMPANY

NOTE 2 – ORGANIZATION AND OPERATIONS OF THE COMPANY

Camber’s aim is to become a growth-oriented diversified energy company. The Company owns minority, non-operated working interests in certain oil & gas wells in Texas and/or Louisiana, and through its investment in Viking, the organization provides custom energy & power solutions to commercial and industrial clients in North America. Viking also holds an exclusive license in Canada to a patented carbon-capture system, and has a majority interest in: (i) an entity with intellectual property rights to a fully developed, patented, proprietary Medical & Bio-Hazard Waste Treatment system using Ozone Technology; and (ii) entities with the intellectual property rights to fully developed, patent pending, proprietary Electric Transmission and Distribution Open Conductor Detection Systems.